Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services— 7.7%
AT&T	12,695	$299,983
Comcast, Cl A	8,281	387,716
Discovery, Cl C*	479	11,961
Discovery Communications, Cl A*	260	6,479
Interpublic Group	707	25,063
Lumen Technologies	1,650	18,596
Meta Platforms, Cl A*	4,231	940,805
Omnicom Group	361	30,642
Paramount Global, Cl A	4	162
Paramount Global, Cl B	980	37,054
Verizon Communications	7,515	382,814
Walt Disney*	3,290	451,256

		2,592,531

Consumer Discretionary— 11.9%
Amazon.com*	490	1,597,375
Aptiv PLC*	692	82,839
Autoliv	199	15,212
Best Buy	569	51,722
Carnival*	1,962	39,672
Deckers Outdoor*	68	18,616
eBay	1,611	92,246
Etsy*	322	40,018
Expedia Group*	369	72,202
Ford Motor	9,834	166,293
Gap	512	7,209
General Motors*	3,614	158,076
Hasbro	332	27,197
Hilton Worldwide Holdings*	727	110,315
Lululemon Athletica*	308	112,491
Marriott International, Cl A*	716	125,837
McDonald’s	1,934	478,239
PVH	169	12,947
Starbucks	3,037	276,276
Target	876	185,905
TJX	3,131	189,676
VF	833	47,365
Yum! Brands	739	87,594

		3,995,322

Consumer Staples— 7.4%
Archer-Daniels-Midland	1,006	90,802
Brown-Forman, Cl A	90	5,647
Brown-Forman, Cl B	313	20,977
Campbell Soup	357	15,911
Church & Dwight	440	43,727
Clorox	219	30,448
Coca-Cola	7,024	435,488
Colgate-Palmolive	1,529	115,944
Conagra Brands	856	28,736
Estee Lauder, Cl A	413	112,468
General Mills	1,091	73,882
Hershey	262	56,757
J M Smucker	190	25,728
Kellogg	454	29,278
Kimberly-Clark	606	74,635
Kraft Heinz	1,263	49,750
Kroger	1,221	70,049
Molson Coors Beverage, Cl B	323	17,242
PepsiCo	2,509	419,956
Procter & Gamble	4,379	669,111
Tyson Foods, Cl A	528	47,325

Description	Shares	Fair Value

Walgreens Boots Alliance	1,273	$56,992

		2,490,853

Energy— 4.6%
Baker Hughes, Cl A	1,451	52,831
Chevron	3,307	538,479
ConocoPhillips	2,263	226,300
Exxon Mobil	7,144	590,023
Occidental Petroleum	1,440	81,705
Phillips 66	731	63,151

		1,552,489

Financials— 10.4%
Aflac	1,106	71,215
Allstate	515	71,333
American Express	1,105	206,635
American International Group	1,490	93,527
Ameriprise Financial	202	60,673
Bank of America	12,627	520,485
Bank of New York Mellon	1,371	68,043
BlackRock, Cl A	259	197,920
Capital One Financial	756	99,255
Citigroup	3,454	184,444
Fifth Third Bancorp	1,210	52,078
First Republic Bank	336	54,466
Goldman Sachs Group	590	194,759
Hartford Financial Services Group	610	43,804
Huntington Bancshares	2,548	37,252
KeyCorp	1,655	37,039
Lincoln National	296	19,347
MetLife	1,279	89,888
Moody’s	297	100,211
Morgan Stanley	2,550	222,870
Northern Trust	374	43,552
Principal Financial Group	437	32,080
Progressive	1,066	121,513
Prudential Financial	675	79,765
Regions Financial	1,656	36,862
S&P Global	652	267,437
State Street	653	56,889
T Rowe Price Group	404	61,081
US Bancorp	2,406	127,879
Voya Financial	193	12,806
Wells Fargo	4,563	221,123

		3,486,231

Health Care— 16.7%
Abbott Laboratories	3,221	381,238
AbbVie	3,197	518,266
Agilent Technologies	553	73,178
AmerisourceBergen, Cl A	269	41,617
Amgen	1,012	244,722
Anthem	435	213,681
Baxter International	888	68,855
Becton Dickinson	517	137,522
Biogen*	256	53,914
BioMarin Pharmaceutical*	324	24,980
Bristol-Myers Squibb	4,055	296,137
Cardinal Health	497	28,180
Cigna	587	140,651
CVS Health	2,365	239,361
Eli Lilly	1,450	415,237
Gilead Sciences	2,263	134,535
Johnson & Johnson	4,740	840,070
Medtronic PLC	2,376	263,617
Merck	4,568	374,804
Pfizer	10,553	546,329

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

Quest Diagnostics	228	$31,204
Regeneron Pharmaceuticals*	191	133,398
UnitedHealth Group	533	271,814
Vertex Pharmaceuticals*	451	117,698

		5,591,008

Industrials— 6.7%
3M	1,040	154,835
Booz Allen Hamilton Holding, Cl A	136	11,946
Caterpillar	982	218,809
Cummins	256	52,508
Delta Air Lines*	1,113	44,042
Eaton PLC	736	111,695
Emerson Electric	1,096	107,463
General Electric	1,958	179,157
Johnson Controls International PLC	1,310	85,897
Lyft, Cl A*	925	35,520
Nielsen Holdings PLC	586	15,963
Norfolk Southern	446	127,208
Owens Corning	180	16,470
Pentair PLC	303	16,426
Robert Half International	193	22,037
Rockwell Automation	214	59,927
Southwest Airlines*	1,023	46,853
Sunrun*	647	19,649
TransUnion	346	35,756
Trex*	206	13,458
Union Pacific	1,177	321,568
United Parcel Service, Cl B	1,322	283,516
Verisk Analytics, Cl A	296	63,530
Waste Management	707	112,060
WW Grainger	79	40,747
Xylem	332	28,306

		2,225,346

Information Technology— 28.4%
Accenture PLC, Cl A	2,208	744,604
Adobe*	1,648	750,862
Autodesk*	752	161,191
Automatic Data Processing	766	174,296
HP	3,959	143,712
Intel	13,699	678,923
International Business Machines	2,913	378,748
Intuit	990	476,032
Keysight Technologies*	643	101,575
Mastercard, Cl A	1,522	543,932
Microsoft	5,313	1,638,051
Motorola Solutions	589	142,656
NVIDIA	3,941	1,075,341
PayPal Holdings*	2,049	236,967
QUALCOMM	3,811	582,397
Salesforce Inc*	3,350	711,272
TE Connectivity	1,131	148,138
Visa, Cl A	2,963	657,104
Workday, Cl A*	681	163,072

		9,508,873

Materials— 2.1%
Air Products and Chemicals	409	102,213
Avery Dennison	150	26,096
Celanese, Cl A	194	27,717
Dow	1,331	84,811
DuPont de Nemours	898	66,075
Ecolab	458	80,865
International Flavors & Fragrances	462	60,674

Description	Shares	Fair Value

International Paper	1,003	$46,288
Mosaic	645	42,893
Newmont	1,458	115,838
PPG Industries	430	56,360

		709,830

Real Estate— 1.6%
CBRE Group, Cl A*	598	54,729
Equinix‡	163	120,884
Equity LifeStyle Properties‡	312	23,862
Essex Property Trust‡	111	38,348
Healthpeak Properties‡	963	33,060
Host Hotels & Resorts‡	1,249	24,268
Iron Mountain‡	520	28,813
Jones Lang LaSalle*	87	20,833
Mid-America Apartment Communities‡	200	41,890
STORE Capital‡	410	11,984
Ventas‡	702	43,356
VICI Properties‡	1,082	30,794
Welltower‡	782	75,181

		548,002

Utilities— 2.3%
American Water Works	329	54,459
CenterPoint Energy	1,127	34,531
CMS Energy	518	36,229
Consolidated Edison	632	59,838
Constellation Energy	590	33,187
Dominion Energy	1,464	124,396
Edison International	685	48,019
Entergy	362	42,264
Essential Utilities	412	21,066
Exelon	1,776	84,591
NiSource	697	22,164
PG&E*	2,683	32,035
PPL	1,338	38,213
Sempra Energy	574	96,501
UGI	370	13,401
Vistra	855	19,879

		760,773

Total Common Stock (Cost $32,042,771)		33,461,258

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, Cl Institutional, 0.250% (A)	72,280	72,280

Total Short-Term Investment (Cost $72,280)		72,280

Total Investments - 100.0% (Cost $32,115,051)		$33,533,538

Percentages are based on Net Assets of $33,536,963.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of March 31, 2022.

Cl — Class

PLC — Public Limited Company

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2022 (Unaudited)

As of March 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0800

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Communication Services— 10.4%
Alphabet, Cl A*	392	$1,090,289
Alphabet, Cl C*	361	1,008,269
AT&T	16,387	387,225
Electronic Arts	656	82,991
Lumen Technologies	1,964	22,134
Meta Platforms, Cl A*	5,355	1,190,738
Twitter*	1,929	74,633
Verizon Communications	9,730	495,646

		4,351,925

Consumer Discretionary— 13.6%
Amazon.com*	580	1,890,771
Aptiv PLC*	520	62,249
Autoliv	147	11,237
Chegg*	223	8,091
Dollar Tree*	385	61,658
DR Horton	24	1,788
eBay	1,204	68,941
Floor & Decor Holdings, Cl A*	8	648
Ford Motor	7,161	121,093
Gap	373	5,252
General Motors*	2,684	117,398
Hilton Worldwide Holdings*	541	82,091
Home Depot	2,079	622,307
Las Vegas Sands*	26	1,010
Lear	110	15,685
Lowe’s	1,353	273,563
Marriott International, Cl A*	528	92,796
McDonald’s	56	13,848
MercadoLibre*	92	109,432
NIKE, Cl B	2,511	337,880
Royal Caribbean Cruises*	406	34,015
Target	844	179,113
Tesla*	1,402	1,510,795
TJX	90	5,452
VF	622	35,367
Yum! Brands	22	2,608

		5,665,088

Consumer Staples— 3.9%
Archer-Daniels-Midland	952	85,927
Bunge	234	25,930
Campbell Soup	333	14,842
Clorox	208	28,918
Coca-Cola	6,697	415,214
Constellation Brands, Cl A	282	64,950
Hormel Foods	473	24,378
J M Smucker	180	24,374
Kellogg	430	27,731
Kimberly-Clark	578	71,187
Kraft Heinz	1,199	47,229
Kroger	1,158	66,434
Molson Coors Beverage, Cl B	309	16,495
Mondelez International, Cl A	2,416	151,676
PepsiCo	2,399	401,545
Sysco	875	71,444
Tyson Foods, Cl A	502	44,994
Walgreens Boots Alliance	1,213	54,306

		1,637,574

Energy— 4.3%
Cheniere Energy	378	52,410
Chevron	3,119	507,867

Description	Shares	Fair Value

ConocoPhillips	2,107	$210,700
Devon Energy	991	58,598
DT Midstream	10	543
Exxon Mobil	6,684	552,031
Hess	426	45,599
Kinder Morgan	3,083	58,299
Marathon Petroleum	977	83,533
ONEOK	712	50,289
Phillips 66	679	58,659
Valero Energy	647	65,696
Williams	1,946	65,016

		1,809,240

Financials— 7.6%
American Express	1,053	196,911
Aon PLC, Cl A	392	127,647
Bank of America	11,976	493,651
Bank of New York Mellon	1,292	64,122
Charles Schwab	2,529	213,220
Citigroup	3,273	174,778
Hannon Armstrong Sustainable Infrastructure Capital‡	100	4,743
Huntington Bancshares	2,401	35,103
JPMorgan Chase	4,999	681,464
MetLife	1,209	84,969
Moody’s	285	96,162
Morgan Stanley	2,431	212,469
Nasdaq	206	36,709
PNC Financial Services Group	700	129,115
Prudential Financial	638	75,392
Regions Financial	1,555	34,614
S&P Global	627	257,183
Synchrony Financial	921	32,060
T Rowe Price Group	149	22,527
Travelers	423	77,295
Truist Financial	2,119	120,147

		3,170,281

Health Care— 13.4%
Abbott Laboratories	3,103	367,271
AbbVie	3,051	494,598
Agilent Technologies	532	70,400
Baxter International	853	66,142
Becton Dickinson	490	130,340
Biogen*	250	52,650
Boston Scientific*	2,415	106,960
Bristol-Myers Squibb	3,849	281,093
Cigna	562	134,661
CVS Health	2,256	228,329
Edwards Lifesciences*	1,090	128,315
Gilead Sciences	2,167	128,828
Illumina*	268	93,639
Johnson & Johnson	4,347	770,419
Laboratory Corp of America Holdings*	176	46,404
Medtronic PLC	2,264	251,191
Merck	4,329	355,194
Perrigo PLC	10	384
Pfizer	10,101	522,929
Quest Diagnostics	222	30,383
ResMed	253	61,355
Teleflex	81	28,741
Thermo Fisher Scientific	705	416,408
UnitedHealth Group	1,638	835,331

		5,601,965

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

Industrials— 7.2%
3M	993	$147,838
American Airlines Group*	1,003	18,305
AMETEK	407	54,204
Boeing*	921	176,371
Booz Allen Hamilton Holding, Cl A	217	19,061
Canadian Pacific Railway	16	1,321
Carrier Global	64	2,936
CSX	3,880	145,306
Cummins	244	50,047
Deere	477	198,174
Delta Air Lines*	1,064	42,102
Eaton PLC	704	106,839
Emerson Electric	1,036	101,580
Expeditors International of Washington	297	30,639
FedEx	420	97,184
General Electric	1,851	169,367
Honeywell International	1,197	232,912
Howmet Aerospace	638	22,930
Illinois Tool Works	500	104,700
JB Hunt Transport Services	145	29,114
Nordson	94	21,346
Northrop Grumman	246	110,016
Rockwell Automation	204	57,126
Southwest Airlines*	984	45,067
Stanley Black & Decker	281	39,281
Textron	361	26,851
Uber Technologies*	7,366	262,819
Union Pacific	1,128	308,181
United Airlines Holdings*	528	24,478
United Parcel Service, Cl B	1,266	271,506
United Rentals*	123	43,691
WW Grainger	4	2,063
XPO Logistics*	164	11,939
Xylem	315	26,857

		3,002,151

Information Technology— 31.9%
Accenture PLC, Cl A	2,987	1,007,306
Apple	12,726	2,222,087
Automatic Data Processing	737	167,697
Cisco Systems	18,801	1,048,344
Dell Technologies, Cl C	1,306	65,548
Enphase Energy*	172	34,706
First Solar*	136	11,389
HP	5,259	190,902
Intel	18,135	898,771
International Business Machines	3,872	503,437
Mastercard, Cl A	1,460	521,775
Micron Technology	4,778	372,159
Microsoft	6,462	1,992,299
NVIDIA	4,556	1,243,150
Palo Alto Networks*	361	224,726
PayPal Holdings*	1,975	228,408
QUALCOMM	5,083	776,784
Salesforce Inc*	4,524	960,536
SolarEdge Technologies*	66	21,276
Visa, Cl A	2,848	631,601
Western Union	616	11,544
Workday, Cl A*	910	217,908

		13,352,353

Materials— 1.9%
Albemarle	198	43,788
Alcoa	297	26,739
CF Industries Holdings	365	37,617

Description	Shares	Fair Value

DuPont de Nemours	889	$65,412
Eastman Chemical	229	25,662
Ecolab	439	77,510
FMC	214	28,156
Freeport-McMoRan, Cl B	2,526	125,643
International Flavors & Fragrances	442	58,048
Martin Marietta Materials	106	40,799
Mosaic	611	40,631
Newmont	1,391	110,515
PPG Industries	412	54,001
Vulcan Materials	229	42,067

		776,588

Real Estate— 1.7%
American Homes 4 Rent, Cl A‡	465	18,614
AvalonBay Communities‡	241	59,857
Crown Castle International‡	754	139,188
Duke Realty‡	638	37,042
Equinix‡	156	115,693
Equity Residential‡	579	52,064
Healthpeak Properties‡	916	31,446
Iron Mountain‡	20	1,108
Prologis‡	650	104,962
Regency Centers‡	256	18,263
Ventas‡	669	41,318
Welltower‡	750	72,105

		691,660

Utilities— 4.0%
AES	1,132	29,126
Alliant Energy	431	26,929
American Electric Power	867	86,501
American Water Works	323	53,467
Atlantica Sustainable Infrastructure PLC	140	4,910
Avangrid	109	5,095
CMS Energy	496	34,690
Consolidated Edison	608	57,566
Constellation Energy	566	31,837
Dominion Energy	1,394	118,448
DTE Energy	334	44,158
Duke Energy	1,341	149,736
Edison International	659	46,196
Entergy	347	40,512
Eversource Energy	600	52,914
Exelon	1,703	81,114
FirstEnergy	936	42,925
NextEra Energy	3,470	293,944
NiSource	663	21,083
NRG Energy	413	15,843
OGE Energy	14	571
PPL	1,279	36,528
Public Service Enterprise Group	872	61,040
Sempra Energy	547	91,962
Southern	1,836	133,128
WEC Energy Group	546	54,496
Xcel Energy	919	66,324

		1,681,043

Total Common Stock (Cost $35,915,428)		41,739,868

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 0.250% (A)	39,122	$39,122

Total Short-Term Investment (Cost $39,122)		39,122

Total Investments - 100.0% (Cost $35,954,550)		$41,778,990

Percentages are based on Net Assets of $41,784,885.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of March 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of March 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0800

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 97.7%

Australia — 4.0%
Aurizon Holdings	794	$2,192
Australia & New Zealand Banking Group	1,983	40,955
Brambles	1,218	9,032
Cromwell Property Group‡	4,129	2,564
Dexus‡	967	7,924
Downer EDI	925	3,731
Fortescue Metals Group	1,274	19,696
Iluka Resources	557	4,706
Mirvac Group‡	3,583	6,676
National Australia Bank	2,285	55,314
Newcrest Mining	659	13,186
OZ Minerals	321	6,406
Qantas Airways*	1,170	4,561
QBE Insurance Group	1,229	10,576
Scentre Group‡	4,340	9,905
South32	3,802	14,282
Stockland‡	2,246	7,177
Vicinity Centres‡	4,222	5,892

Total Australia		224,775

Austria — 0.0%
Raiffeisen Bank International*	160	2,292

Total Austria		2,292

Canada — 6.3%
Agnico Eagle Mines	202	12,361
Air Canada*	346	6,712
B2Gold	1,218	5,592
Bank of Nova Scotia	841	60,276
Brookfield Renewable, Cl A	197	8,604
CAE*	292	7,600
Gildan Activewear	177	6,639
Kinross Gold	1,186	6,963
Lundin Mining	686	6,953
Ritchie Bros Auctioneers	107	6,320
Royal Bank of Canada	972	107,016
Stantec	110	5,518
Thomson Reuters	128	13,897
Toronto-Dominion Bank	1,245	98,781
Yamana Gold	1,124	6,276

Total Canada		359,508

France — 2.9%
AXA	1,435	42,171
BNP Paribas	797	45,786
Covivio‡	56	4,469
ICADE‡	49	3,163
Kering	52	33,117
Societe Generale	1,198	32,417
Valeo	219	4,059

Total France		165,182

Germany — 3.7%
Bayerische Motoren Werke	228	19,825
Commerzbank*	894	6,851
Merck KGaA	97	20,372
SAP	757	84,681
Siemens	546	75,901

Total Germany		207,630

Description	Shares	Fair Value

Hong Kong — 0.4%
BOC Aviation	412	$3,258
China Eastern Airlines, Cl H*	6,513	2,195
China Southern Airlines, Cl H*	4,481	2,609
COSCO SHIPPING Holdings, Cl H	3,084	5,378
Hong Kong & China Gas	8,425	10,207

Total Hong Kong		23,647

Italy — 1.5%
Intesa Sanpaolo	27,717	63,884
UniCredit	2,238	24,399

Total Italy		88,283

Japan — 3.5%
ANA Holdings*	97	2,045
Asics	218	4,251
Astellas Pharma	1,368	21,474
Bridgestone	452	17,666
Canon	778	19,127
DMG Mori	202	2,778
East Japan Railway	285	16,645
Eisai	234	10,899
Fast Retailing	47	24,318
FUJIFILM Holdings	295	18,179
Fujitsu	135	20,421
Konica Minolta	779	3,302
Mizuho Financial Group	1,855	23,877
NEC	226	9,560
Nidec	17	1,361
Takeda Pharmaceutical	74	2,126

Total Japan		198,029

Mexico — 0.5%
Cemex*	13,164	7,035
Grupo Aeroportuario del Sureste, Cl B*	231	5,131
Wal-Mart de Mexico	4,051	16,601

Total Mexico		28,767

Netherlands — 0.6%
ABN AMRO Bank	410	5,280
Koninklijke Philips	664	20,369
Signify	127	5,961

Total Netherlands		31,610

Norway — 0.6%
DNB Bank	687	15,615
Norsk Hydro	1,180	11,540
Scatec	193	2,946
SpareBank 1 SR-Bank	259	3,951

Total Norway		34,052

Philippines — 0.2%
Ayala	289	4,602
International Container Terminal Services	1,088	4,727

Total Philippines		9,329

Singapore — 0.0%
Olam Group	2,100	2,712

Total Singapore		2,712

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

South Africa — 1.5%
Anglo American Platinum	58	$7,964
AngloGold Ashanti	380	9,115
Gold Fields	785	12,251
Impala Platinum Holdings	704	10,842
Investec PLC	835	5,524
Kumba Iron Ore	107	4,799
Nedbank Group	480	7,656
NEPI Rockcastle	609	4,046
Standard Bank Group	1,059	13,200
Vodacom Group	711	7,785

Total South Africa		83,182

Spain — 1.1%
Acciona	27	5,182
Atlantica Sustainable Infrastructure PLC	57	1,999
Banco Santander	10,850	37,209
Industria de Diseno Textil	814	17,812

Total Spain		62,202

Switzerland — 8.6%
Barry Callebaut	3	7,045
Holcim	384	18,821
Nestle	1,884	245,070
Novartis	1,662	146,137
Roche Holding - GENUS	148	58,692
Sonova Holding	41	17,198

Total Switzerland		492,963

Thailand — 0.4%
Airports of Thailand*	3,958	7,886
Delta Electronics Thailand	462	5,391
Siam Cement	374	4,308
Siam Commercial Bank	1,570	5,383

Total Thailand		22,968

United Kingdom — 4.8%
abrdn	2,076	5,861
Burberry Group PLC	353	7,763
Endeavour Mining	209	5,244
GlaxoSmithKline PLC	3,440	74,436
ITV	3,769	4,056
Lloyds Banking Group PLC	50,541	31,241
Mondi PLC	406	7,955
NatWest Group	4,201	11,915
Pearson PLC	749	7,386
Pennon Group	311	4,392
Unilever PLC	2,487	112,876

Total United Kingdom		273,125

United States — 57.1%
Communication Services— 4.8%
Alphabet, Cl A*	70	$194,694
Alphabet, Cl C*	29	80,997
Interpublic Group	54	1,914

		277,605

Consumer Discretionary— 7.2%
Ford Motor	2,609	44,118
Gap	248	3,492
General Motors*	965	42,209
Lululemon Athletica*	85	31,044
McDonald’s	511	126,360

Description	Shares	Fair Value

NIKE, Cl B	882	$118,682
VF	245	13,931
Yum! Brands	216	25,603

		405,439

Consumer Staples— 4.7%
Colgate-Palmolive	594	45,043
Mondelez International, Cl A	976	61,273
PepsiCo	945	158,174

		264,490

Financials— 8.2%
Bank of America	4,655	191,879
Hannon Armstrong Sustainable Infrastructure Capital‡	37	1,755
JPMorgan Chase	1,683	229,427
Moody’s	115	38,802
Morgan Stanley	20	1,748

		463,611

Health Care— 13.2%
AbbVie	1,205	195,342
Anthem	168	82,525
Edwards Lifesciences*	440	51,797
Johnson & Johnson	1,777	314,938
Medtronic PLC	898	99,633
Viatris, Cl W*	915	9,955

		754,190

Industrials— 3.9%
AECOM	123	9,448
American Airlines Group*	521	9,508
CSX	1,556	58,272
Nielsen Holdings PLC	333	9,071
Nordson	45	10,218
Otis Worldwide	314	24,162
Regal Rexnord	57	8,481
United Airlines Holdings*	251	11,636
United Parcel Service, Cl B	171	36,673
Verisk Analytics, Cl A	121	25,970
Xylem	141	12,022

		215,461

Information Technology— 13.8%
Accenture PLC, Cl A	435	146,695
Cisco Systems	2,873	160,199
Dell Technologies, Cl C	228	11,443
Enphase Energy*	11	2,220
First Solar*	23	1,926
Hewlett Packard Enterprise	984	16,443
HP	815	29,585
Intel	2,683	132,969
NVIDIA	43	11,733
QUALCOMM	748	114,309
Salesforce Inc*	666	141,405
SolarEdge Technologies*	7	2,257
VMware, Cl A*	17	1,936
Western Digital*	236	11,717

		784,837

Impact Shares

Sustainable Development Goals Global Equity ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

Materials— 0.9%
Newmont	630	$50,054

Real Estate— 0.4%
Healthpeak Properties‡	419	14,384
Weyerhaeuser‡	238	9,020

		23,404

Total United States		3,239,091

Total Common Stock (Cost $5,247,699)		5,549,347

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke* (A)	63	4,899

Total Germany		4,899

Total Preferred Stock (Cost $5,491)		4,899

WARRANT — 0.1%
Occidental Petroleum Expires, 8/6/27
Strike Price $22.00*	147	5,179

Total Warrants (Cost $1,934)		5,179

Total Investments - 97.9% (Cost $5,255,124)		$5,559,425

Percentages are based on Net Assets of $5,675,919.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no rate available.

Cl — Class

PLC — Public Limited Company

As of March 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0800

Impact Shares

Affordable Housing MBS ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Face Amount/Shares	Fair Value

MORTGAGE-BACKED SECURITIES — 93.4%

Agency Mortgage-Backed Obligations — 93.4%

FHLMC
6.000%,12/01/2023	$134,125	$142,798
5.500%,02/01/2029	106,519	113,158
5.000%,03/01/2050	30,622	32,209
4.500%, 01/01/2049 to 03/01/2050	815,482	847,323
4.000%, 04/01/2048 to 06/01/2048	1,661,955	1,700,434
3.500%, 10/01/2051 to 04/01/2052	950,122	953,229
3.000%, 09/01/2034 to 04/01/2052	8,958,351	8,796,259
2.500%, 08/01/2051 to 02/01/2052	6,226,616	5,969,761
2.000%, 08/01/2035 to 12/01/2051	12,311,293	11,639,725
1.500%,08/01/2036	475,943	451,930
FNMA
5.500%,04/01/2031	170,360	180,849
5.000%, 12/01/2048 to 03/01/2050	546,912	575,751
4.500%, 11/01/2048 to 02/01/2050	990,793	1,028,269
4.000%, 07/01/2048 to 11/01/2050	3,367,173	3,444,898
3.500%, 06/01/2028 to 04/01/2052	7,275,502	7,316,405
3.000%, 04/01/2025 to 04/01/2052	3,446,002	3,415,540
2.500%, 05/01/2026 to 03/01/2052	15,250,772	14,718,066
2.000%, 04/01/2036 to 02/01/2052	19,305,487	18,120,767
1.500%, 10/01/2036 to 09/01/2051	1,695,364	1,547,223
GNMA
5.000%,03/20/2050	182,463	192,873
4.500%,02/20/2050	499,446	516,982
4.000%, 10/20/2050 to 01/20/2051	1,106,320	1,131,305
3.500%,12/20/2050	2,188,430	2,205,716
3.000%,03/20/2050	2,815,067	2,791,880
2.500%,08/20/2051	1,680,241	1,626,335

Total Mortgage-Backed Securities (Cost $95,405,846)		89,459,685

SHORT-TERM INVESTMENT — 8.9%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio, 0.380% (A)	8,521,434	8,521,434

Total Short-Term Investment (Cost $8,521,434)		8,521,434

Total Investments - 102.3% (Cost $103,927,280)		$97,981,119

Percentages are based on Net Assets of $95,755,101.

(A)	Rate shown represents the 7-day effective yield as of March 31, 2022.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage- Backed Securities	$—	$89,459,685	$—	$89,459,685
Short-Term Investment	8,521,434	—	—	8,521,434
Total Investments in Securities	$8,521,434	$89,459,685	$—	$97,981,119

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0800

Impact Shares

MSCI Global Climate Select ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 91.7%

Communication Services— 8.2%
Alphabet, Cl A*	43	$119,598
Alphabet, Cl C*	4	11,172
BT Group PLC, Cl A	5,597	13,396
Elisa	175	10,574
Informa PLC*	1,377	10,886
KDDI	99	3,257
Koninklijke KPN	4,033	14,023
Orange	769	9,106
Pearson PLC	1,031	10,166
Publicis Groupe	149	9,109
Rogers Communications, Cl B	81	4,585
SEEK	180	4,017
Swisscom	31	18,619
Tele2, Cl B	68	1,029
Telenor	194	2,793
Telia	336	1,349
TELUS	436	11,390
Tencent Holdings	130	6,210
Verizon Communications	435	22,159
Vodafone Group PLC	9,403	15,420
Walt Disney*	45	6,172
Z Holdings	313	1,379

		306,409

Consumer Discretionary— 7.6%
adidas	15	3,516
Allianz	54	12,936
Berkeley Group Holdings PLC*	156	7,664
Best Buy	168	15,271
Burberry Group PLC	202	4,442
BYD, Cl H	262	7,505
Etsy*	37	4,598
H & M Hennes & Mauritz, Cl B	36	483
Home Depot	78	23,348
Hydro One	341	9,187
Industria de Diseno Textil	539	11,794
JD.com, Cl A*	7	209
Kingfisher	2,791	9,364
Klepierre*‡	193	5,163
Lowe’s	21	4,246
Lululemon Athletica*	12	4,383
McDonald’s	31	7,666
Meituan, Cl B*	84	1,669
MercadoLibre*	4	4,758
NIKE, Cl B	70	9,419
NIO ADR*	113	2,379
Puma	138	11,823
Sekisui House	130	2,532
Sony Group	81	8,470
Target	63	13,370
Tesla*	76	81,897
VF	107	6,084
XPeng ADR, Cl A*	259	7,146
Zalando*	53	2,697

		284,019

Consumer Staples— 2.0%
Aeon	230	4,930
Church & Dwight	210	20,870
Coca-Cola	194	12,028
Colgate-Palmolive	197	14,938
General Mills	66	4,469
Kellogg	65	4,192

Description	Shares	Fair Value

Procter & Gamble	96	$14,669

		76,096

Financials— 17.8%
3i Group PLC	1,290	23,530
AIA Group	694	7,305
American Express	146	27,302
Australia & New Zealand Banking Group	200	4,131
AXA	2,270	66,710
Banco Bilbao Vizcaya Argentaria	912	5,256
Bank Central Asia	4,387	2,436
Bank of America	127	5,235
Bank of Montreal	74	8,708
Bank of New York Mellon	175	8,685
Bank of Nova Scotia	129	9,246
Barclays PLC	13,390	26,085
BlackRock, Cl A	24	18,340
BOC Hong Kong Holdings	1,913	7,253
Canadian Imperial Bank of Commerce	310	37,629
Citigroup	91	4,859
CME Group, Cl A	20	4,757
DBS Group Holdings	202	5,340
Deutsche Boerse	27	4,869
DNB Bank	271	6,159
Hang Seng Bank	230	4,439
Hong Kong Exchanges & Clearing	76	3,603
Insurance Australia Group	1,109	3,635
Intact Financial	46	6,797
Intesa Sanpaolo	3,187	7,346
Invesco	355	8,186
JPMorgan Chase	130	17,722
KBC Group	54	3,906
KeyCorp	321	7,184
Lloyds Banking Group PLC	49,206	30,416
Marsh & McLennan	96	16,360
Moody’s	119	40,152
Morgan Stanley	102	8,915
Nedbank Group	1	16
NN Group	319	16,184
Northern Trust	197	22,941
Old Mutual	2,655	2,502
PNC Financial Services Group	62	11,436
Prudential Financial	95	11,226
Regions Financial	283	6,299
Royal Bank of Canada	37	4,074
S&P Global	209	85,728
State Street	87	7,579
Sun Life Financial	150	8,375
SVB Financial Group*	13	7,273
Swedbank	54	810
Swiss Re	62	5,913
T Rowe Price Group	54	8,164
Toronto-Dominion Bank	78	6,189
Travelers	58	10,598
Zurich Insurance Group	12	5,932

		663,735

Health Care— 9.8%
Agilent Technologies	32	4,235
Amgen	57	13,784
Anthem	87	42,736
Astellas Pharma	248	3,893
AstraZeneca PLC	148	19,699
Biogen*	23	4,844

Impact Shares

MSCI Global Climate Select ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

Bristol-Myers Squibb	82	$5,988
Chugai Pharmaceutical	71	2,389
Cigna	113	27,076
CVS Health	166	16,801
Daiichi Sankyo	105	2,312
DaVita*	68	7,692
Edwards Lifesciences*	383	45,087
Eisai	34	1,584
Eli Lilly	105	30,069
Gilead Sciences	218	12,960
GlaxoSmithKline PLC	539	11,663
Humana	55	23,934
IDEXX Laboratories*	11	6,017
Illumina*	49	17,121
Merck	115	9,436
Novartis	65	5,715
Novo Nordisk, Cl B	89	9,912
Quest Diagnostics	33	4,516
UnitedHealth Group	42	21,419
Vertex Pharmaceuticals*	21	5,480
Waters*	15	4,656
Zoetis, Cl A	33	6,223

		367,241

Industrials— 10.6%
ABB	1,950	63,667
Alstom	342	8,047
Ballard Power Systems*	258	3,003
Brambles	608	4,508
Central Japan Railway	81	10,622
China Conch Environment Protection Holdings*	959	1,200
China Conch Venture Holdings	1,083	3,166
Expeditors International of Washington	58	5,983
Ferguson PLC	305	41,589
Keisei Electric Railway	77	2,160
Kingspan Group PLC	189	18,617
Kintetsu Group Holdings	83	2,390
KION Group	84	5,576
Legrand	112	10,703
MTR	1,010	5,461
Nibe Industrier, Cl B	202	2,257
Odakyu Electric Railway	172	2,878
Plug Power*	163	4,663
Robert Half International	60	6,851
Schneider Electric	522	87,867
SGS	7	19,514
Shimizu	330	1,992
Sunrun*	198	6,013
Thomson Reuters	38	4,126
Tokyu	288	3,766
Trane Technologies PLC	47	7,177
Transurban Group	1,562	15,838
Vestas Wind Systems	681	20,230
West Japan Railway	93	3,889
WSP Global	116	15,395
WW Grainger	12	6,189

		395,337

Information Technology— 25.6%
Accenture PLC, Cl A	151	50,922
Adobe*	104	47,384
Analog Devices	122	20,152
Apple	769	134,275
Autodesk*	66	14,147
Azbil	71	2,385
Citrix Systems*	131	13,218

Description	Shares	Fair Value

Dassault Systemes	844	$41,750
Dell Technologies, Cl C	258	12,949
Enphase Energy*	65	13,116
Fujitsu	90	13,614
GDS Holdings ADR*	108	4,239
Getlink	554	10,017
Hewlett Packard Enterprise	1,373	22,943
Intel	442	21,905
Intuit	72	34,620
Keysight Technologies*	65	10,268
Kingdee International Software Group*	1,533	3,409
Mastercard, Cl A	98	35,023
Microsoft	659	203,176
Nokia	911	5,024
Nomura Research Institute	90	2,972
NVIDIA	192	52,389
Omron	104	7,017
Oracle	520	43,020
PayPal Holdings*	98	11,334
Salesforce Inc*	153	32,485
ServiceNow*	68	37,869
SolarEdge Technologies*	42	13,540
Telefonaktiebolaget LM Ericsson, Cl B	40	367
TIS	130	3,072
Visa, Cl A	20	4,435
VMware, Cl A*	203	23,116
Worldline*	82	3,582
Xinyi Solar Holdings	3,246	5,727

		955,461

Materials— 2.3%
Givaudan	10	41,416
L’Oreal	70	28,176
Novozymes, Cl B	137	9,433
Wheaton Precious Metals	156	7,418

		86,443

Real Estate— 6.8%
Boston Properties‡	126	16,229
British Land PLC‡	1,180	8,222
CapitaLand Integrated Commercial Trust‡	4,599	7,635
Capitaland Investment	1,778	5,234
CBRE Group, Cl A*	351	32,124
Covivio‡	64	5,107
Dexus‡	920	7,538
Equinix‡	27	20,024
Gecina‡	56	7,081
Goodman Group‡	1,525	26,121
Healthpeak Properties‡	455	15,620
Iron Mountain‡	280	15,515
Land Securities Group PLC‡	630	6,502
Prologis‡	267	43,115
Segro PLC‡	1,527	26,990
Unibail-Rodamco-Westfield*‡	96	7,241
Ventas‡	81	5,002

		255,300

Utilities— 1.0%
Elia Group	40	6,115
Meridian Energy	1,318	4,613
Red Electrica	559	11,508

Impact Shares

MSCI Global Climate Select ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Description	Shares	Fair Value

Terna - Rete Elettrica Nazionale	1,729	$14,893

		37,129

Total Common Stock (Cost $3,538,770)		3,427,170

Total Investments - 91.7% (Cost $3,538,770)		$3,427,170

Percentages are based on Net Assets of $3,735,910.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of March 31, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0800